Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets and liabilities
	December 31,
	2018	2017
Deferred tax assets:
Carryforward tax losses	$10,096	$10,591
Research and development credit	2,032	1,120
Accrued social benefits and other	472	909

	12,600	12,620
Less - valuation allowance	(12,600)	(12,620)

Net deferred tax assets	$-	$-

Schedule of components of income (loss) before income taxes
	Year ended December 31,
	2018	2017	2016

Domestic	$(2,372)	$4,751	$3,018
Foreign	20	(1,767)	(1,079)

Income (loss) before income taxes	$(2,352)	$2,984	$1,939

Schedule of reconciliation of theoretical tax benefit and actual tax expense
	Year ended December 31,
	2018	2017	2016

Income (loss) before income taxes, as reported in the statements of operations	$(2,352)	$2,984	$1,939

Statutory tax rate in Israel	23%	24%	25%

Theoretical tax benefit	$(541)	$716	$485

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(55)	(166)	(98)
Non-deductible expenses and other permanent differences	446	987	683
Differences in taxes arising from foreign currency exchange, net	208	(856)	(324)
Utilization of carry forward tax losses and other temporary differences for which valuation allowance was provided	(20)	(554)	(1,102)
Withholding taxes that were deducted by the Company's customers	10	32	6
Other	15	(76)	374

Income taxes	$63	$83	$24